Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents	$ 45,990	$ 152,034
Other assets	5,226	3,989
Total assets	1,210,787	1,249,769
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Other liabilities	20,365	19,196
Total liabilities	1,075,759	1,108,413
Shareholders' Equity [Abstract]
Total shareholders' equity	135,028	141,356	$ 136,324
Total liabilities and shareholders' equity	1,210,787	1,249,769
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	4,697	5,366
Investment in subsidiaries	141,402	147,214
Notes receivable - subsidiaries	2,365	2,123
Other assets	259	38
Total assets	148,723	154,741
Liabilities [Abstract]
Notes payable	2,376	2,138
Subordinated debentures	8,500	8,500
Other liabilities	2,819	2,747
Total liabilities	13,695	13,385
Shareholders' Equity [Abstract]
Total shareholders' equity	135,028	141,356
Total liabilities and shareholders' equity	$ 148,723	$ 154,741